Inventories, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory, net
Finished goods		$ 2,084	$ 7,715	$ 2,118
Products in process	[1]	47,652	73,796
Spare parts and supplies		74,033	81,383
Inventory gross		123,769	162,894
Provision for impairment of value of inventory		(25,402)	(23,163)
Finished goods [Abstract]
Current inventories		97,973	135,919
Inventories, net		394	3,812
Inventories		98,367	139,731
Minera Yanacocha SRL and subsidiary [Member]
Inventory, net
Inventory gross		60,343	62,042
Allowance for obsolescence of materials and supplies (b)		(6,098)	(7,515)	$ (7,076)	$ (5,272)
Finished goods [Abstract]
Current inventories		54,245	54,527
Inventories		54,245	54,527
Minera Yanacocha SRL and subsidiary [Member] | Precious metals [Member]
Inventory, net
Inventory gross		8,021	6,878
Minera Yanacocha SRL and subsidiary [Member] | Leach in circuit [Member]
Inventory, net
Inventory gross		5,158	1,835
Minera Yanacocha SRL and subsidiary [Member] | Mill in circuit [Member]
Inventory, net
Inventory gross		1,332	4,002
Minera Yanacocha SRL and subsidiary [Member] | Materials and supplies [Member]
Inventory, net
Inventory gross		45,832	49,327
Sociedad Minera Cerro Verde S.A.A. [Member]
Inventory, net
Products in process	[2]	173,190	119,518
Finished goods [Abstract]
Copper cathode		6,321	8,035
Copper concentrate		23,890	17,949
Molybdenum concentrate		1,268	3,205
Less: Provision for obsolescence of materials and supplies		(507)	(11)
Current inventories		552,197	457,074
Inventories, net	[2]	255,123	286,375
Inventories		807,320	743,449
Materials and supplies		$ 348,035	$ 308,378

[1]	Products in process include mainly to mineral in process of El Brocal for 1,592,905 Dried Metric Ton (DMT) amounting to US$31.2 million ( 2,254,874 DMT amounting to US$39.9 million as of December 31, 2018).
[2]	WIP inventories represent mill and leach stockpiles, which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.In fourth-quarter 2019, the Company changed its method of estimating the current portion of its leach and mill stockpiles and revised its December 31, 2018, balances to conform to the new methodology resulting in a US$30.5 million decrease in the current balance and increase in the long-term balance.